OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about revenue and expenses by reportable segments [Table Text Block]
For the year ended December 31, 2018:	Loyalty Currency Retailing	Platform Partners	Points Travel	Total
Total revenue	366,421	7,979	1,845	376,245
Direct cost of principal revenue	321,615	615	111	322,341
Gross profit	44,806	7,364	1,734	53,904
Direct adjusted operating expenses	12,941	3,784	5,522	22,247
Contribution	31,865	3,580	(3,788)	31,657
Indirect adjusted operating expenses[1]				13,718
Finance income				(666)
Equity-settled share-based payment expense				4,381
Income tax expense				3,104
Depreciation and amortization				3,364
Foreign exchange gain				(36)
Net income				7,792

For the year ended December 31, 2017: (restated, see Note 3(a))	Loyalty Currency Retailing	Platform Partners	Points Travel	Total

Total revenue	339,652	7,704	1,288	348,644
Direct cost of principal revenue	301,492	570	32	302,094
Gross profit	38,160	7,134	1,256	46,550
Direct adjusted operating expenses	11,515	4,644	4,292	20,451
Contribution	26,645	2,490	(3,036)	26,099
Indirect adjusted operating expenses[1]				13,086
Finance income				(213)
Equity-settled share-based payment expense				4,455
Income tax expense				1,461
Depreciation and amortization				3,988
Foreign exchange gain				(58)
Net income				3,380

[1] Indirect adjusted operating expenses comprise costs that are shared among the Loyalty Currency Retailing, Platform Partners and Points Travel operating segments, including costs associated with various corporate functions, such as Finance, Human Resources, Legal and certain expenses associated with information technology infrastructure.

Disclosure of detailed information about contracted revenues to the remaining performance obligations explanatory
	Total	Year 1	Year 2	Year 3	Year 4	Year 5+
Hosting and other	$ 3,209	$ 2,525	$ 312	$ 186	$ 186	-

Disclosure of detailed information about revenues, geographic information [Table Text Block]
	2018		2017
For the year ended December 31			(restated - Note 3 (a))
Revenue
United States	$331,625	88%	$304,116	87%
Europe	25,661	7%	31,873	9%
Other	18,959	5%	12,655	4%
	$376,245	100%	$348,644	100%